Summary of Significant Accounting Policies - Schedule of Revenue Disaggregated by Timing of Revenue Recognition (Details)	6 Months Ended
	May 31, 2026 USD ($)	May 31, 2026 HKD ($)	May 31, 2025 HKD ($)
Schedule of Revenue Disaggregated by Timing of Revenue Recognition [Line Items]
Total Revenue	$ 1,978,284	$ 15,503,019	$ 8,202,158
Point in time [Member] | Financial PR services [Member]
Schedule of Revenue Disaggregated by Timing of Revenue Recognition [Line Items]
Total Revenue	396,964	3,110,846	4,679,637
Point in time [Member] | Project-based Financial PR services [Member]
Schedule of Revenue Disaggregated by Timing of Revenue Recognition [Line Items]
Total Revenue	992,188	7,775,384	2,269,121
Point in time [Member] | One-off Financial PR services [Member]
Schedule of Revenue Disaggregated by Timing of Revenue Recognition [Line Items]
Total Revenue	$ 589,132	$ 4,616,789	$ 1,253,400